Impairment charges net of reversals	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges net of reversals	4 Impairment charges net of reversals Recognition and measurement
Impairment charges and reversals are assessed at the level of cash-generating units (CGUs) which, in accordance with IAS 36 “Impairment of
Assets”, are identified as the smallest identifiable asset or group of assets that generate cash inflows, which are largely independent of the cash inflows from other assets. Separate CGUs are identified where an active market exists for intermediate products, even if the majority of those products are further processed internally. In some cases, individual business units consist of several operations with independent cash-
generating streams which constitute separate CGUs.
Goodwill acquired through business combinations is allocated to the CGU or groups of CGUs that are expected to benefit from the related business combination, and tested for impairment at the lowest level within the Group at which goodwill is monitored for internal management purposes. All CGUs containing goodwill (note 11), indefinite-lived intangible assets and intangible assets that are not ready for use (note 12) are tested annually for impairment as at 30 September, regardless of whether there has been an impairment trigger, or more frequently if events or changes in circumstances indicate a potential impairment charge.

Other relevant judgements - determination of CGUs
Judgement is applied to identify the Group’s CGUs, particularly when assets belong to integrated operations, and changes in CGUs could impact impairment charges and reversals. The most relevant judgement for grouping continues to relate to the grouping of Rio Tinto Iron and
Titanium Quebec Operations and QIT Madagascar Minerals (QMM) as a single CGU on the basis that they are vertically integrated operations and there is no active market for QMM’s ilmenite.
The most relevant judgement for disaggregation continues to relate to our bauxite and alumina refining operations in Australia whereby we treat the Weipa bauxite mine as a separate CGU from the downstream assets at Gladstone. Currently, Weipa sells the majority of its bauxite to third-party customers, whereas the alumina refineries are supplied with all of their bauxite internally.

Property, plant and equipment, including right-of-use assets and intangible assets with finite lives, are reviewed for impairment annually or more frequently if there is an indication that the carrying amount may not be recoverable. This review starts with an appraisal of the perimeter of cash-
generating units to consider changes in the business or strategic direction. Following this, an assessment of internal and external indicators is performed. Internal sources of information considered include assessment of the financial performance of the CGU and changes in mine plans.
External sources of information include changes in forecast commodity prices, costs and other market factors.
Non-current assets (excluding goodwill) that have suffered impairment are reviewed using the same basis for valuation as explained below whenever events or changes in circumstances indicate that the impairment loss may no longer exist, or may have decreased. If appropriate, an impairment reversal will be recognised. The carrying amount of the CGU after reversal must be the lower of (a) the recoverable amount, as calculated above, and (b) the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the CGU in prior periods.

Key judgement - indicators of impairment and impairment reversals
Our mining operations require large upfront investment with long periods of construction and management of geotechnical stability risks from large-scale excavation of open pits or underground tunnelling. During operation and towards the end of mine life, the economic performance of assets is subject to greater influence by short term market dynamics, which can impact the economic feasibility of operations and life extension options. Together these represent our most significant sources of uncertainty relating to the identification of indicators of impairment and impairment reversal.
The underground expansion of our Oyu Tolgoi copper and gold mine in Mongolia is closely monitored for indicators of impairment and impairment reversal, as it was previously impaired, meaning that carrying value and fair value were equal at that date. The ramp up of the underground operations is progressing inline with our expectations, which means we have not identified an impairment trigger, however there remain several years of construction, the complexity of which means we have not identified a trigger for impairment reversal. The Rio Tinto
Kennecott copper mine faced worsening geotechnical conditions in 2024, requiring a revised mine plan for 2025/26.  This increased uncertainty was identified as an impairment indicator for Rio Tinto Kennecott and an impairment test was performed.
The Gladstone alumina refineries are responsible for more than half of our Scope 1 carbon dioxide emissions in Australia and have therefore been a key focus as we evaluate options to decarbonise our assets. In 2023, an impairment indicator at these assets resulted in the full write-down of the carrying value of Yarwun and a partial write-down of our assets at Queensland Alumina Limited (QAL). Continued studies during 2024 in relation to the double digestion project to improve the energy efficiency and reduce the carbon emissions at QAL has indicated a greater overall cost compared with our prior year assumption and therefore we have identified this as an impairment indicator and performed an impairment test.

Where indication of impairment or impairment reversal exists, an impairment review is undertaken. The recoverable amount is assessed by reference to the higher of value in use (being the net present value of expected future cash flows of the relevant CGU in its current condition)
and fair value less costs of disposal (FVLCD). When the recoverable amount of the CGU is measured by reference to FVLCD, this amount is further classified in accordance with the fair value hierarchy for observable market data that is consistent with the unit of account for the CGU being tested. The Group considers that the best evidence of FVLCD is the value obtained from an active market or binding sale agreement and, in this case, the recoverable amount is classified in the fair value hierarchy as level 1. When FVLCD is based on quoted prices for equity instruments but adjusted to reflect factors such as a lack of liquidity in the market, the recoverable amount is classified as level 2 in the fair value hierarchy. No CGUs are currently assessed for impairment by reference to a recoverable amount based on FVLCD classified as level 1 or level 2.
4 Impairment charges net of reversals continued
Where unobservable inputs are material to the measurement of the recoverable amount, FVLCD is based on the best information available to reflect the amount the Group could receive for the CGU in an orderly transaction between market participants at the measurement date. This is often estimated using discounted cash flow techniques and is classified as level 3 in the fair value hierarchy.
Where the recoverable amount is assessed using FVLCD based on discounted cash flow techniques, the resulting estimates are based on detailed life-of-mine and long-term production plans. These may include anticipated expansions which are at the evaluation stage of study.
The cash flow forecasts for FVLCD purposes are based on management’s best estimates of expected future revenues and costs, including the future cash costs of production, capital expenditure, and closure, restoration and environmental costs. For the purposes of determining FVLCD from a market participant’s perspective, the cash flows incorporate management’s price and cost assumptions in the short and medium term. In the longer term, operating margins are assumed to remain constant where appropriate, as it is considered unlikely that a market participant would prepare detailed forecasts over a longer term. The cash flow forecasts may include net cash flows expected to be realised from the extraction, processing and sale of material that does not currently qualify for inclusion in Ore Reserves. Such non-reserve material is only included when there is a high degree of confidence in its economic extraction. This expectation is usually based on preliminary drilling and sampling of areas of mineralisation that are contiguous with existing Ore Reserves. Typically, the additional evaluation required to achieve reserves status for such material has not yet been done because this would involve incurring evaluation costs earlier than is required for the efficient planning and operation of the mine.
As noted above, cost levels incorporated in the cash flow forecasts for FVLCD purposes are based on the current life-of-mine plan or long-term production plan for the CGU. This differs from value in use which requires future cash flows to be estimated for the asset in its current condition and therefore does not include future cash flows associated with improving or enhancing an asset’s performance. Anticipated enhancements to assets may be included in FVLCD calculations and, therefore, generally result in a higher value.
Where the recoverable amount of a CGU is dependent on the life of its associated orebody, expected future cash flows reflect the current life-of-
mine and long-term production plans; these are based on detailed research, analysis and iterative modelling to optimise the level of return from investment, output and sequence of extraction. The mine plan takes account of all relevant characteristics of the orebody, including waste-to-ore ratios, ore grades, haul distances, chemical and metallurgical properties of the ore impacting process recoveries, and capacities of processing equipment that can be used. The life-of-mine plan and long-term production plans are, therefore, the basis for forecasting production output and production costs in each future year.
Forecast cash flows for Ore Reserve estimation for JORC purposes are generally based on Rio Tinto’s commodity price forecasts, which assume short-term market prices will revert to the Group’s assessment of the long-term price, generally over a period of 3 to 5 years. For most commodities, these forecast commodity prices are derived from a combination of analyses of the marginal costs of the producers and the incentive price of these commodities. These assessments often differ from current price levels and are updated periodically. The Group does not believe that published medium- and long-term forward prices necessarily provide a good indication of future levels because they tend to be strongly influenced by spot prices. The price forecasts used for Ore Reserve estimation are generally consistent with those used for impairment testing unless management deems that in certain economic environments a market participant would not assume Rio Tinto’s view on prices, in which case in preparing FVLCD impairment calculations management estimates the assumptions that a market participant would be expected to use.
Forecast future cash flows of a CGU take into account the sales prices under existing sales contracts.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market participant would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The Group’s weighted average cost of capital is generally used as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGUs operate. For final feasibility studies and Ore Reserve estimation, internal hurdle rates, which are generally higher than the Group’s weighted average cost of capital, are used. For developments funded with project finance, the debt component of the weighted average cost of capital may be calculated by reference to the specific interest rate of the project finance and anticipated leverage of the project.
For operations with a functional currency other than the US dollar, the impairment review is undertaken in the relevant functional currency. In estimating FVLCD, internal forecasts of exchange rates take into account spot exchange rates, historical data and external forecasts, and are kept constant in real terms after 5 years. The great majority of the Group’s sales are based on prices denominated in US dollars. To the extent that the currencies of countries in which the Group produces commodities strengthen against the US dollar without an increase in commodity prices, cash flows and, therefore, net present values, are reduced. Management considers that, over the long term, there is a tendency for movements in commodity prices to compensate to some extent for movements in the value of the US dollar, particularly against the Australian dollar and Canadian dollar, and vice versa. However, such compensating changes are not synchronised and do not fully offset each other. In estimating value in use, the present value of future cash flows in foreign currencies is translated at the spot exchange rate on the testing date.
Generally, discounted cash flow models are used to determine the recoverable amount of CGUs. In this case, significant judgement is required to determine the appropriate estimates and assumptions used, and there is significant estimation uncertainty. In particular, for fair value less costs of disposal valuations, judgement is required to determine the estimates a market participant would use. The discounted cash flow models are most sensitive to the following estimates: the timing of project expansions; the cost to complete assets under construction; long-term commodity prices; production timing and recovery rates; exchange rates; operating costs; reserve and resource estimates; closure costs;
discount rates; allocation of long-term contract revenues between CGUs; and, in some instances, the renewal of mining licences. Some of these variables are unique to an individual CGU. Future changes in these variables may differ from management’s expectations and may materially alter the recoverable amounts of the CGUs.
2024
Copper - Rio Tinto Kennecott, United States
For the past 3 years we have been managing a zone of pit wall geotechnical instability, principally through removal of material from the top of the pit to de-weight the mine surface area known as “Revere”. Through the spring of 2024 as snow melted, accelerating movement in the high wall was observed along 2 major fault lines. This movement has limited our ability to access the higher-grade primary ore on the south wall. During the 3rd quarter of 2024, further studies on the geotechnical risks have been completed, indicating the need to change our mine plan to stabilise pit wall movement and mitigate the risk of a significant geotechnical failure, this is expected to restrict ore deliveries from the primary ore face in
2025 and 2026. This new information represents a material deviation from the current mine plan and has therefore been identified as an impairment indicator.
The recoverable amount for the CGU uses the fair value less cost of disposal methodology with real-terms post-tax cash flows discounted over the expected life of mine at 6.3%. This includes preliminary estimates from a revised mine plan as future options for the open pit and underground are reviewed, including growth options that remain subject to study and approval. The period of cash flows for end-of-mine closure is significant relative to the period assumed for operations and therefore a post-tax real-terms discount rate of 2.5% has been used in the recoverable amount determination for the cash outflows for the rehabilitation of the mine. No impairment charge has been recorded as the overall net present value of cash flows based on our Conviction price series indicated that the recoverable amount exceeded the US$2.2 billion carrying value of CGU by US$0.5 billion. This outcome is finely balanced as it represents less than 10% of the gross asset carrying value. To illustrate the sensitivity of the recoverable amount to copper prices, with all other inputs unchanged, a reduction to the copper price of 3% across all years would result in the recoverable amount of the CGU and the carrying value being equal.

Impact of climate change on our business - demand for copper
As described in note 1, we anticipate increased demand for copper in the low carbon transition will result in higher copper prices. While we have tested the Rio Tinto Kennecott CGU for impairment using our Conviction price assumptions, this is not aligned with the goals of the
Paris Agreement. Therefore we also provide a sensitivity using our Paris-aligned Aspirational Leadership scenario. We do not believe this is representative of fair value less cost of disposal and it is provided for illustrative purposes only.
The weighted average selling price for copper under our Aspirational leadership scenario over the life of mine for the Rio Tinto Kennecott
CGU is 10 per cent greater than our Conviction prices. Utilising the copper and carbon tax prices from our Aspirational Leadership scenario with all other assumptions remaining unchanged indicates an additional US$1.0 billion of net present value from post-tax cash flows. This assumes no changes to mined ore, or changes to risk weightings for future mine expansions, which in a stronger pricing environment could improve the economic business case.

4 Impairment charges net of reversals continued
Aluminium - Alumina refineries, Australia
The Gladstone alumina refineries are responsible for more than half of our Scope 1 carbon dioxide emissions in Australia and therefore have been a key focus as we evaluate options to decarbonise our assets. In 2023 we recorded an impairment of Queensland Alumina Limited (QAL)
refinery with the recoverable amount largely dependent upon the double digestion project, which was at the pre-feasibility study stage of project evaluation. This major capital project improves the energy efficiency of the alumina production process and significantly reduces carbon emissions. Continued studies for this project have indicated an increased capital cost compared with our previous assumption and therefore we have performed a further test for impairment.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at 6.6%, we recognised a pre-tax impairment charge of US$461 million (post-tax US$503 million). This charge was all allocated against property, plant and equipment leaving them with a residual carrying value of US$151 million. The post-tax impairment charge also includes a consequential adjustment to deferred tax asset recognition within the same tax group.

Impact of climate change on our business - Queensland alumina refinery
We are committed to the decarbonisation of our assets to reduce Scope 1 and 2 emissions by 50% by 2030 and to net zero emissions by
2050 relative to our 2018 equity baseline. We anticipate that further carbon action may be necessary to align with the goals of the Paris
Agreement to limit temperature increases to 1.5[o]C. To illustrate the sensitivity of the impairment outcome to the cost of carbon credits, we have modelled a 10% increase in carbon costs with no change to any other cash flows or assumptions. This sensitivity indicated that a full impairment of QAL would occur under this scenario.

Aluminium - Tiwai Point, New Zealand
On 30 May 2024, we signed 20-year power arrangements with electricity generators Meridian Energy, Contact Energy and Mercury NZ to set
pricing for an aggregate of 572MW of electricity to meet the smelter's electricity needs. These new arrangements were identified as an impairment reversal trigger as they give us confidence that the smelter would continue operations competitively beyond the existing supply arrangement, which ran to December 2024.
An impairment reversal is limited by the amount of depreciation that would have been charged had the previous impairments not occurred. In this case, as the previous depreciation period was until December 2024, the impairment reversal was limited to US$41 million.
Aluminium - Porto Trombetas (MRN), Brazil
In preparing the local accounts for the year to 31 December 2023, after the publication of the Rio Tinto 2023 Annual Report, the directors of
Mineração Rio do Norte S.A. (MRN) recorded a local impairment charge triggered by cost increases, unfavourable exchange rates and declining sales prices. The Rio Tinto share of that impairment is US$35 million pre-tax and US$23 million post-tax, and is included within the current period share of profit after tax of equity accounted units.
Rio Tinto’s share of bauxite produced by MRN is vertically integrated into our Quebec Smelter CGU included in North America Aluminium operations. We reviewed the carrying value of the investment in equity accounted unit as part of this CGU and did not identify indicators of impairment.
Minerals - Diavik, Canada
During the year an impairment trigger was identified at the Diavik diamond mine due to lower than forecasted diamond prices and short remaining life of mine. Using a value in use methodology and discounting real-terms post-tax cash flows at 6.6%, we recognised a pre-tax impairment charge of US$118 million (post-tax US$86 million). This represents a full impairment of property, plant and equipment in the CGU.
2023
Aluminium - Alumina refineries, Australia
In March 2023, the Australian Parliament legislated to introduce a requirement for large heavy industrial carbon emitters to purchase carbon credits based on their Scope 1 emissions with a reducing baseline for these emissions. The challenging market conditions facing these assets, together with our improved understanding of the capital requirements for decarbonisation and the legislated cost escalation for carbon emissions, were identified as impairment triggers during the 6 months ended 30 June 2023.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at 6.6%, we recognised a pre-tax impairment charge of US$1,175 million (post-tax US$828 million). This represented a full impairment of the property, plant and equipment at the
Yarwun alumina refinery (US$948 million) and an impairment of US$227 million for the property, plant and equipment of QAL. These impairments reflected market participant assumptions and the difficult trading conditions for these assets which were operating below our planned output during the first half of 2023.
4 Impairment charges net of reversals continued
Other operations - Simandou, Guinea
The Simandou project in Guinea was fully impaired in 2015 as uncertainty over infrastructure ownership and funding had resulted in further spend on exploration and evaluation being neither budgeted nor planned. In the second half of 2023, we concluded key agreements with the
Republic of Guinea and Winning Consortium Simandou (WCS) on the trans-Guinean infrastructure for the Simandou project and progressed agreements with our joint venture partners that will enable the development of the Simandou iron ore mine. We therefore concluded that although development agreements remain subject to regulatory approvals, the key uncertainties that gave rise to the 2015 impairment had reversed and consequently an impairment reversal trigger was identified at 1 October 2023.
Revisions to the Investment Framework and changes to the proposed infrastructure arrangements since 2015 meant that historical costs associated with these items were superseded and therefore the attributable asset cost and accumulated impairment associated with these items was permanently derecognised. Previously capitalised exploration and evaluation costs associated with the mine and retained items of property, plant and equipment that continue to be relevant to the Simandou project development were assessed for impairment reversal. The recoverable amount of the CGU measured on a fair value less cost of disposal basis, was significantly greater than the historical cost of the remaining impaired assets and therefore supported a full reversal of their previously recorded impairment charge. The pre-tax impairment reversal of
US$239 million was allocated as US$231 million to intangible assets (exploration and evaluation) and US$8 million to property, plant and equipment. A deferred tax asset of US$152 million was recorded to account for the difference between the asset values included in the Group accounts and the carrying value of in-country depreciable assets. Under our Aspirational Leadership pricing scenario, increases in carbon pricing are expected to drive demand for the higher-grade iron ore at Simandou which would indicate a higher recoverable value. As the previous impairment was fully reversed, this Paris-aligned sensitivity would not result in a different impairment reversal.
All spend on the Simandou project between the impairment in 2015 and 30 September 2023 was expensed as incurred. With effect from
1 October 2023, qualifying spend has been capitalised.
2022
Other operations - Roughrider, Canada
On 17 October 2022, we completed the sale of the Roughrider uranium undeveloped project located in the Athabasca Basin in Saskatchewan,
Canada for US$150 million (US$80 million in cash and US$70 million in shares of Uranium Energy Corp.). The project was fully impaired during the year ended 31 December 2017 due to significant uncertainty over whether commercially viable quantities of Mineral Resources could be identified at a future date. The sale therefore led to an impairment reversal during the year ended 31 December 2022. It also led to a loss on disposal being recognised of US$105 million arising from the recycling of the currency translation reserve to the income statement.
Aluminium - Pacific Aluminium, Australia and New Zealand
The operating and economic performance of the Boyne Smelter in Queensland, Australia was below our expectations in 2022. The plant operated with reduced capacity and the economic performance suffered due to the high cost of energy from the coal-fired Gladstone Power
Station. These conditions were identified as an impairment trigger. We calculated a recoverable amount for the CGU based on post-tax cash flows, expressed in real terms and discounted using a post-tax rate of 6.6% over the period to 2029. This date was chosen as it coincided with both the remaining term of the Boyne Smelter joint venture agreements and the Group’s Paris-aligned commitment to reduce carbon emissions by 50% by 2030 relative to the 2018 baseline. Despite the implementation of temporary energy price caps by the Australian Government in
2022, this resulted in an impairment charge of US$202 million, representing a full impairment of the carrying value of the Boyne Smelter investment in equity accounted unit.